Employee Benefits - Rollforward, Balance of the Defined Benefit Obligation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 766	$ 729	$ 549
Pension and retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	7,679
Ending balance	8,015	7,679
Pension and retirement plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	7,679	7,193	6,189
Current service cost	390	372	279
Past service (credit) cost	(3)	73	(45)
Interest expense	527	506	530
Settlement / Curtailment			2
Remeasurements of the net defined benefit obligation	(42)	326	859
Foreign exchange loss (gain)	28	37	(69)
Benefits paid	(564)	(828)	(582)
(Derecognition) acquisitions			30
Ending balance	8,015	7,679	7,193
Seniority premiums. | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	1,763	1,237	772
Current service cost	290	239	139
Past service (credit) cost	836		161
Interest expense	124	101	68
Settlement / Curtailment	(839)	13
Remeasurements of the net defined benefit obligation	112	309	230
Benefits paid	(178)	(136)	(133)
Ending balance	2,108	1,763	1,237
Post retirement medical services
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	812
Ending balance	647	812
Post retirement medical services | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	812	797	418
Current service cost	44	44	15
Past service (credit) cost	236
Interest expense	57	61	38
Settlement / Curtailment	(271)
Remeasurements of the net defined benefit obligation	(191)	(59)	356
Benefits paid	(40)	(31)	(30)
Ending balance	$ 647	$ 812	$ 797